Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Outstanding Amount of Credit Facilities
Amounts outstanding under the Company’s credit facilities, net of debt issuance costs consist of the following:

	December 31,
	2019	2018
Unsecured Revolving Credit Facility, $1,500,000, LIBOR plus 1.50% variable, due October 30, 2022	$477,873	$604,383
Unsecured Term Loan A, $1,100,000, LIBOR plus 1.50% variable, due October 30, 2022	962,500	1,045,000
Unsecured term notes:
July 29, 2016, Series G Senior Unsecured Notes, $50,000, 2.64% fixed, due July 29, 2021	50,000	50,000
December 2, 2013, Series F Senior Unsecured Notes, $250,000, 3.24% fixed, due December 2, 2023	250,000	250,000
June 30, 2019, Series A Senior Unsecured Notes, A$155,000, 3.10% fixed, due June 30, 2024	108,422	—
October 30, 2017, Series J Senior Unsecured Notes, €225,000, 1.40% fixed, due October 30, 2024	252,000	257,468
June 30, 2019, Series B Senior Unsecured Notes, A$155,000, 3.43% fixed, due June 30, 2026	108,422	—
November 30, 2016, Series H Senior Unsecured Notes, $250,000, 3.24% fixed, due November 30, 2026	250,000	250,000
October 30, 2017, Series K Senior Unsecured Notes, €250,000, 1.81% fixed, due October 30, 2027	280,000	286,075
October 30, 2017, Series I Senior Unsecured Notes, $120,000, 3.70% fixed, due October 30, 2027	120,000	120,000
May 31, 2019, Series A Senior Unsecured Notes, €50,000, 1.55% fixed, due May 31, 2029	56,000	—
October 30, 2017, Series L Senior Unsecured Notes, €125,000, 2.02% fixed, due October 30, 2029	140,000	143,038
May 31, 2019, Series B Senior Unsecured Notes, €100,000, 1.74% fixed, due May 31, 2031	112,000	—
October 30, 2017, Series M Senior Unsecured Notes, €100,000, 2.32% fixed, due October 30, 2032	112,000	114,430
May 31, 2019, Series C Senior Unsecured Notes, €100,000, 1.95% fixed, due May 31, 2034	112,000	—
Other unsecured debt	40,340	27,093
Total unsecured debt	3,431,557	3,147,487
Unamortized debt issuance costs	(5,458)	(4,207)
Total debt	3,426,099	3,143,280
Less debt due within one year	624,043	711,147
Long-term debt, excluding current portion	$2,802,056	$2,432,133

Schedule of Maturities of Long-term Debt	Approximate maturities under the Company’s credit facilities, net of debt issuance costs, are as follows:

2020	$624,043
2021	189,573
2022	713,952
2023	249,240
2024	359,898
Thereafter	1,289,393
$3,426,099